Employee Benefit Plan	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Employee Benefit Plan
Employee Benefit Plan

9.	Employee Benefit Plan

The Company sponsors an employee benefit plan subject to Section 401(K) of the Internal Revenue Service Code (the “401K Plan”) pursuant to which, all employees meeting eligibility requirements are able to participate.

Subject to certain limitations in the Internal Revenue Code, eligible employees are permitted to make contributions to the 401K Plan on a pre-tax salary reduction basis and the Company will match 5% of the first 5% of an employee’s contributions to the 401K Plan. The Company made contributions into the plan of approximately $49,700 and $46,800, for the three months ended March 31, 2026 and 2025, respectively. The Company made contributions into the plan of approximately $124,900 and $108,800, for the nine months ended March 31, 2026 and 2025, respectively.

11.	Employee Benefit Plan

On August 1, 2021, the Company began sponsoring an employee benefit plan subject to Section 401(K) of the Internal Revenue Service Code (the “401K Plan”) pursuant to which, all employees meeting eligibility requirements are able to participate.

Subject to certain limitations in the Internal Revenue Code, eligible employees are permitted to make contributions to the 401K Plan on a pre-tax salary reduction basis and the Company will match 5% of the first 5% of an employee’s contributions to the 401K Plan. The Company made contributions into the plan of approximately $152,400 and $153,200, for the years ended June 30, 2025 and 2024, respectively.